Personnel expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Salaries and employee benefits	$ 84,555	$ 63,392
Total share-based compensation for continuing operations (per statement of loss)	9,669	6,228
Personnel expenses	$ 94,224	$ 69,620